Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Long-term Investments	$ 51,000,000
Fair Value of Financial Instruments
Carrying amount of long-term debt	12,300,000,000
Estimated fair value of long-term debt	13,300,000,000
Fair value of outstanding letters of credit	4,000,000
Activity in the allowance for doubtful trade accounts receivable
Beginning balance	256,000,000	243,000,000	189,000,000
Additions charged to bad debt expense	185,000,000	195,000,000	149,000,000
Write-offs charged to allowance	(185,000,000)	(182,000,000)	(95,000,000)
Ending balance	256,000,000	256,000,000	243,000,000
Components of property and equipment
Property and equipment, gross	18,786,000,000	17,408,000,000
Accumulated depreciation and amortization	(9,943,000,000)	(8,793,000,000)
Property and equipment, net	8,843,000,000	8,615,000,000
Property and equipment under capital leases	268,000,000	260,000,000
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	86,000,000	74,000,000
Depreciation expense		1,400,000,000	1,300,000,000
Leasehold improvements
Components of property and equipment
Property and equipment, gross	3,626,000,000	3,320,000,000
Land
Components of property and equipment
Property and equipment, gross	1,506,000,000	1,460,000,000
Fixtures and equipment
Components of property and equipment
Property and equipment, gross	8,958,000,000	8,419,000,000
Software
Components of property and equipment
Property and equipment, gross	1,868,000,000	1,515,000,000
Building and building improvements
Components of property and equipment
Property and equipment, gross	$ 2,828,000,000	$ 2,694,000,000
Minimum | Building
Components of property and equipment
Estimated useful life, minimum (in years)	10 years
Minimum | Fixtures, equipment and internally developed software
Components of property and equipment
Estimated useful life, minimum (in years)	3 years
Maximum | Building
Components of property and equipment
Estimated useful life, minimum (in years)	40 years
Maximum | Fixtures, equipment and internally developed software
Components of property and equipment
Estimated useful life, minimum (in years)	10 years